Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (3,272,963)	$ (1,560,072)	$ (8,154,113)	$ (6,326,413)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	43,236	2,079	10,182	4,817
Accretion of debt issuance costs		1,205,255	2,055,627	480,574
Fair value adjustments on convertible notes payable		(1,186,992)	1,866,922	(724,928)
Stock-based compensation expense	327,868	132,732	248,592	43,012
Fair value of warrants issued				4,080,339
Gain on extinguishment of debt		(212,258)	(212,258)	(239,200)
Changes in operating assets and liabilities:
Accounts and other receivables	(79,743)	(6,287)	(8,959)
Inventory	(4,561)	(5,657)	(5,540)
Prepaid expenses and other assets	251,292	(28,304)	(492,753)	(34,990)
Accounts payable	(170,638)	354,560	114,635	39,020
Accrued expenses	(26,231)	(42,730)	66,335	107,744
Accrued interest		337,566	440,485	521,047
Unearned revenue	42,750
Net cash used in operating activities	(2,888,990)	(1,010,108)	(4,070,845)	(2,048,978)
Cash flows from investing activities
Purchase of property and equipment	(36,175)		(219,987)
Net cash used in investing activities	(36,175)		(219,987)
Cash flows from financing activities
Proceeds from loan payable			555,148	212,258
Payment on loans payable	(209,412)		(269,983)
Payment of debt		(100,000)
Issuance of loan payable		65,031
Proceeds from issuance of convertible notes payable		475,000	724,000	3,295,000
Repayment of convertible loan payable			(425,000)
Proceeds from issuance of common stock from the initial public offering, net of underwriting discounts, commissions and offering expenses of approximately $1.8 million			6,027,414
Exercise of warrants			7,713,310
Exercise of stock options			74,900
Return of capital from stock split			(185)
Payment of deferred offering costs		(520,506)
Payment of debt issuance costs		(55,651)	(55,651)	(180,750)
Net cash provided by financing activities	(209,412)	(136,126)	14,343,953	3,326,508
Net increase in cash and cash equivalents	(3,134,577)	(1,146,234)	10,053,121	1,277,530
Cash and cash equivalents at beginning of year	11,413,759	1,360,638	1,360,638	83,108
Cash and cash equivalents at end of year	8,279,182	214,404	11,413,759	1,360,638
Supplemental disclosures of cash flow information:
Income taxes paid in cash	16,406	2,159	2,459	1,950
Interest paid	3,015		30,637
Conversion of convertible preferred stock into common stock			4,044,318
Conversion of convertible notes payable into common stock			16,065,332
Noncash financing activities:
Fair value of warrants issued to placement agents		217,973	352,250	74,556
Beneficial conversion feature for bridge notes		$ 213,942	$ 462,344	$ 739,602